Filed electronically with the Securities and Exchange Commission on February  20, 2015

File No. 002-13628
File No. 811-00043

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 212	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 162

Deutsche Investment Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche Capital Growth Fund (formerly DWS Capital Growth Fund) — Class A, Class B, Class C, Class R, Class R6, Institutional Class and Class S
•	Deutsche Core Equity Fund (formerly DWS Core Equity Fund) — Class A, Class B, Class C, Class R, Class R6, Institutional Class and Class S
•	Deutsche Mid Cap Growth Fund (formerly DWS Mid Cap Growth Fund) — Class A, Class B, Class C, Institutional Class and Class S
•	Deutsche Small Cap Core Fund (formerly DWS Small Cap Core Fund) — Class A, Class B, Class C and Class S
•	Deutsche Small Cap Growth Fund (formerly DWS Small Cap Growth Fund) — Class A, Class B, Class C, Class R, Class R6, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of February 2015.

DEUTSCHE INVESTMENT TRUST

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	February 9, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	February 9, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	February 9, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	February 9, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	February 9, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	February 9, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	February 9, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	February 9, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	February 9, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	February 9, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	February 9, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	February 9, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	February 9, 2015

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 204, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase